Revenue and other income	12 Months Ended
Jun. 30, 2021
Disclosure of revenue [text block] [Abstract]
Revenue and other income

Note 2. Revenue and other income

	30 June 2021	30 June 2020	30 June 2019
	A$	A$	A$
Revenue
Revenue from Operating Activities
Revenue from contracts with customers	145,776	2,518,566	2,387,426
Total Revenue from Operating Activities	145,776	2,518,566	2,387,426

Other Income
Australian Federal R&D Tax Concession Refund	356,209	308,225	531,005
COVID-19 government assistance	161,600	154,904	-
R&D grants	74,821	-	-
Other income	24,480	10,545	1,045
Total Other Income	617,110	473,674	532,050

Other Gains/(Losses) – Net
Net foreign exchange gains/(losses)	(582,528)	11,335	51,807
Net impairment losses	(759,765)	-	(13,394)
Total Other Gains/(Losses) – Net	(1,342,293)	11,335	38,413

Notes

(i)	Sale of hyperimmune products

Revenue arises mainly from the sale of products in the hyperimmune category. To determine whether to recognise revenue, the group follows the process of identifying the contract with a customer, identifying the performance obligations, determining the transaction price, allocating the transaction price to the performance obligations and recognising revenue when performance obligations are satisfied.

Revenue from the sale of hyperimmune products is recognised when or as the group transfers control of the assets to the customer.

There is no variable consideration or significant cost to obtain the contract. There is no warranties and no refunds. Returns are provided where this is outlined in a customer agreement.

(ii)	Fair value of R&D tax incentive

The group's research and development (R&D) activities are eligible under an Australian government tax incentive for eligible expenditure. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. Amounts are recognised when it has been established that the conditions of the tax incentive have been met and that the expected amount can be reliably measured. For the year ended 30 June 2021, the group has included an item in other income of $306,154 (2020: $308,225) to recognise income over the year necessary to match the R&D tax incentive on a systematic basis with the costs that they are intended to compensate. Furthermore, the group subsequently received additional $50,055 in current financial year as part of the R&D claim for financial year ended 30 June 2020.

(iii)	Fair value of COVID-19 government assistance and R&D grants

The group's other grant income is recognised when compliance with the conditions attached to the grant have been determined and the group has ascertained the grant will be received.

For the year ended 30 June 2021, the group has recognised $161,600 (2020: $154,904) in the COVID-19 government assistance packages and a $74,821 (2020: Nil) R&D grant from the Henry M Jackson Foundation.